Property, Plant and Equipment (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Property, Plant and Equipment
Beginning balance			$ 134,001	$ 115,147
Disposals			(400)	(308)	$ (208)
Ending balance	$ 8,375		141,530	134,001	115,147
Amount payable to suppliers for property, plant and equipment			890	2,278	3,784
Discontinued operations
Property, Plant and Equipment
Ending balance			3,830
Gross carrying amount
Property, Plant and Equipment
Beginning balance			236,775	203,847	196,741
Additions			36,798	33,184	21,453
Additions from business acquisitions			66	6,955	86
Business combinations from disposals			70
Changes in the fair value of past acquisitions			257	(51)	58
Transfer of completed projects in progress				0	0
Transfer (to)/from assets classified as held for sale			57	(107)	56
Effects of changes in foreign exchange rates			(13,742)	(6,677)	(4,136)
Effects on the recognition of inflation effects			3,843	5,250	2,990
Ending balance			249,084	236,775	203,847
Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(13,731)	(5,626)	(13,401)
Gross carrying amount | PHILIPPINES | Envoy Solutions
Property, Plant and Equipment
Disposals			(1,309)
Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(102,774)	(88,700)	(83,635)
Depreciation for the year			(19,411)	(18,339)	(16,333)
Transfer (to)/from assets classified as held for sale			(43)	89	(38)
Disposals			8,915	5,037	10,956
Effects of changes in foreign exchange rates			7,821	2,555	2,114
Effects on the recognition of inflation effects			(2,438)	(3,416)	(1,764)
Ending balance			(107,554)	(102,774)	(88,700)
Accumulated depreciation, amortisation and impairment | Envoy Solutions
Property, Plant and Equipment
Disposals			376
Land
Property, Plant and Equipment
Beginning balance			10,651	10,113
Ending balance			10,744	10,651	10,113
Land | Gross carrying amount
Property, Plant and Equipment
Beginning balance			10,651	10,113	9,922
Additions			135	447	303
Additions from business acquisitions			0	201	0
Business combinations from disposals			0
Changes in the fair value of past acquisitions			73	0	0
Transfer of completed projects in progress			558	159	3
Transfer (to)/from assets classified as held for sale				0	0
Effects of changes in foreign exchange rates			(523)	(458)	(162)
Effects on the recognition of inflation effects			177	222	140
Ending balance			10,744	10,651	10,113
Land | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(327)	(33)	(93)
Land | Gross carrying amount | PHILIPPINES | Envoy Solutions
Property, Plant and Equipment
Disposals			0
Land | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			0	0	0
Depreciation for the year			0	0	0
Transfer (to)/from assets classified as held for sale			0	0	0
Disposals			0	0	0
Effects of changes in foreign exchange rates			0	0	0
Effects on the recognition of inflation effects			0	0	0
Ending balance			0	0	0
Buildings
Property, Plant and Equipment
Beginning balance			21,488	19,688
Ending balance			20,717	21,488	19,688
Buildings | Gross carrying amount
Property, Plant and Equipment
Beginning balance			31,031	28,109	27,255
Additions			319	774	484
Additions from business acquisitions			0	1,268	0
Business combinations from disposals			0
Changes in the fair value of past acquisitions			(15)	0	0
Transfer of completed projects in progress			1,582	1,571	768
Transfer (to)/from assets classified as held for sale				0	0
Effects of changes in foreign exchange rates			(2,174)	(1,167)	(657)
Effects on the recognition of inflation effects			587	735	464
Ending balance			30,531	31,031	28,109
Buildings | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(799)	(259)	(205)
Buildings | Gross carrying amount | PHILIPPINES | Envoy Solutions
Property, Plant and Equipment
Disposals			0
Buildings | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(9,543)	(8,421)	(7,643)
Depreciation for the year			(1,021)	(1,393)	(870)
Transfer (to)/from assets classified as held for sale			0	0	0
Disposals			260	217	80
Effects of changes in foreign exchange rates			708	298	151
Effects on the recognition of inflation effects			(218)	(244)	(139)
Ending balance			(9,814)	(9,543)	(8,421)
Buildings | Accumulated depreciation, amortisation and impairment | Envoy Solutions
Property, Plant and Equipment
Disposals			0
Machinery and Equipment
Property, Plant and Equipment
Beginning balance			51,754	43,822
Ending balance			51,849	51,754	43,822
Machinery and Equipment | Gross carrying amount
Property, Plant and Equipment
Beginning balance			105,004	90,084	86,726
Additions			9,193	8,237	5,263
Additions from business acquisitions			64	4,478	86
Business combinations from disposals			70
Changes in the fair value of past acquisitions			189	(68)	55
Transfer of completed projects in progress			6,008	4,794	4,997
Transfer (to)/from assets classified as held for sale			57	(107)	60
Effects of changes in foreign exchange rates			(5,845)	(1,955)	(1,487)
Effects on the recognition of inflation effects			1,897	2,903	1,580
Ending balance			105,980	105,004	90,084
Machinery and Equipment | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(9,656)	(3,362)	(7,196)
Machinery and Equipment | Gross carrying amount | PHILIPPINES | Envoy Solutions
Property, Plant and Equipment
Disposals			(1,001)
Machinery and Equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(53,250)	(46,262)	(43,110)
Depreciation for the year			(10,309)	(9,107)	(8,344)
Transfer (to)/from assets classified as held for sale			(43)	89	(38)
Disposals			6,494	3,319	5,312
Effects of changes in foreign exchange rates			3,898	745	864
Effects on the recognition of inflation effects			(1,265)	(2,034)	(946)
Ending balance			(54,131)	(53,250)	(46,262)
Machinery and Equipment | Accumulated depreciation, amortisation and impairment | Envoy Solutions
Property, Plant and Equipment
Disposals			344
Refrigeration Equipment
Property, Plant and Equipment
Beginning balance			8,428	7,263
Ending balance			9,392	8,428	7,263
Refrigeration Equipment | Gross carrying amount
Property, Plant and Equipment
Beginning balance			18,301	16,563	16,949
Additions			855	939	115
Additions from business acquisitions			0	126	0
Business combinations from disposals			0
Changes in the fair value of past acquisitions			0	0	0
Transfer of completed projects in progress			2,346	2,485	1,351
Transfer (to)/from assets classified as held for sale				0	0
Effects of changes in foreign exchange rates			(1,299)	(1,276)	(556)
Effects on the recognition of inflation effects			400	536	318
Ending balance			19,358	18,301	16,563
Refrigeration Equipment | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(1,245)	(1,072)	(1,614)
Refrigeration Equipment | Gross carrying amount | PHILIPPINES | Envoy Solutions
Property, Plant and Equipment
Disposals			0
Refrigeration Equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(9,873)	(9,300)	(9,162)
Depreciation for the year			(1,844)	(2,015)	(1,795)
Transfer (to)/from assets classified as held for sale			0	0	0
Disposals			1,249	936	1,493
Effects of changes in foreign exchange rates			793	860	372
Effects on the recognition of inflation effects			(291)	(354)	(208)
Ending balance			(9,966)	(9,873)	(9,300)
Refrigeration Equipment | Accumulated depreciation, amortisation and impairment | Envoy Solutions
Property, Plant and Equipment
Disposals			0
Returnable Bottles
Property, Plant and Equipment
Beginning balance			7,896	6,758
Ending balance			9,156	7,896	6,758
Returnable Bottles | Gross carrying amount
Property, Plant and Equipment
Beginning balance			22,970	19,432	17,923
Additions			2,782	4,124	3,655
Additions from business acquisitions			0	8	0
Business combinations from disposals			0
Changes in the fair value of past acquisitions			0	0	0
Transfer of completed projects in progress			2,110	645	31
Transfer (to)/from assets classified as held for sale				0	0
Effects of changes in foreign exchange rates			(2,155)	(1,707)	(364)
Effects on the recognition of inflation effects			655	849	487
Ending balance			26,092	22,970	19,432
Returnable Bottles | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(270)	(381)	(2,300)
Returnable Bottles | Gross carrying amount | PHILIPPINES | Envoy Solutions
Property, Plant and Equipment
Disposals			0
Returnable Bottles | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(15,074)	(12,674)	(12,152)
Depreciation for the year			(3,257)	(3,234)	(2,708)
Transfer (to)/from assets classified as held for sale			0	0	0
Disposals			261	305	2,391
Effects of changes in foreign exchange rates			1,783	1,274	222
Effects on the recognition of inflation effects			(649)	(745)	(427)
Ending balance			(16,936)	(15,074)	(12,674)
Returnable Bottles | Accumulated depreciation, amortisation and impairment | Envoy Solutions
Property, Plant and Equipment
Disposals			0
Investments in Fixed Assets in Progress
Property, Plant and Equipment
Beginning balance			16,210	10,740
Ending balance			20,564	16,210	10,740
Investments in Fixed Assets in Progress | Gross carrying amount
Property, Plant and Equipment
Beginning balance			16,206	10,736	10,534
Additions			18,376	15,597	8,527
Additions from business acquisitions			2	699	0
Business combinations from disposals			0
Changes in the fair value of past acquisitions			0	0	0
Transfer of completed projects in progress			(12,621)	(9,954)	(7,384)
Transfer (to)/from assets classified as held for sale				0	0
Effects of changes in foreign exchange rates			(1,109)	(589)	(752)
Effects on the recognition of inflation effects			123	7	1
Ending balance			20,564	16,206	10,736
Investments in Fixed Assets in Progress | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(322)	(290)	(190)
Investments in Fixed Assets in Progress | Gross carrying amount | PHILIPPINES | Envoy Solutions
Property, Plant and Equipment
Disposals			(91)
Investments in Fixed Assets in Progress | Construction In Progress, Netting
Property, Plant and Equipment
Beginning balance			4	4	0
Depreciation for the year			0	0	0
Transfer (to)/from assets classified as held for sale			0	0	0
Disposals			(4)	0	4
Effects of changes in foreign exchange rates			0	0	0
Effects on the recognition of inflation effects			0	0	0
Ending balance			0	4	4
Investments in Fixed Assets in Progress | Construction In Progress, Netting | Envoy Solutions
Property, Plant and Equipment
Disposals			0
Leasehold Improvements
Property, Plant and Equipment
Beginning balance			16,845	16,227
Ending balance			18,220	16,845	16,227
Leasehold Improvements | Gross carrying amount
Property, Plant and Equipment
Beginning balance			31,356	27,759	26,527
Additions			4,572	2,669	2,869
Additions from business acquisitions			0	175	0
Business combinations from disposals			0
Changes in the fair value of past acquisitions			0	36	3
Transfer of completed projects in progress			3	290	215
Transfer (to)/from assets classified as held for sale				0	(8)
Effects of changes in foreign exchange rates			(266)	641	(76)
Effects on the recognition of inflation effects			4	0	0
Ending balance			34,457	31,356	27,759
Leasehold Improvements | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(1,012)	(214)	(1,771)
Leasehold Improvements | Gross carrying amount | PHILIPPINES | Envoy Solutions
Property, Plant and Equipment
Disposals			(200)
Leasehold Improvements | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(14,511)	(11,532)	(11,130)
Depreciation for the year			(2,784)	(2,456)	(2,462)
Transfer (to)/from assets classified as held for sale			0	0	0
Disposals			592	248	1,649
Effects of changes in foreign exchange rates			398	(766)	417
Effects on the recognition of inflation effects			(2)	(5)	(6)
Ending balance			(16,237)	(14,511)	(11,532)
Leasehold Improvements | Accumulated depreciation, amortisation and impairment | Envoy Solutions
Property, Plant and Equipment
Disposals			70
Other
Property, Plant and Equipment
Beginning balance			729	536
Ending balance			888	729	536
Other | Gross carrying amount
Property, Plant and Equipment
Beginning balance			1,256	1,051	905
Additions			566	397	237
Additions from business acquisitions			0	0	0
Business combinations from disposals			0
Changes in the fair value of past acquisitions			10	(19)	0
Transfer of completed projects in progress			14	10	19
Transfer (to)/from assets classified as held for sale				0	4
Effects of changes in foreign exchange rates			(371)	(166)	(82)
Effects on the recognition of inflation effects			0	(2)	0
Ending balance			1,358	1,256	1,051
Other | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals			(100)	(15)	(32)
Other | Gross carrying amount | PHILIPPINES | Envoy Solutions
Property, Plant and Equipment
Disposals			(17)
Other | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(527)	(515)	(438)
Depreciation for the year			(196)	(134)	(154)
Transfer (to)/from assets classified as held for sale			0	0	0
Disposals			63	12	27
Effects of changes in foreign exchange rates			241	144	88
Effects on the recognition of inflation effects			(13)	(34)	(38)
Ending balance			(470)	$ (527)	$ (515)
Other | Disposals, Netting | Envoy Solutions
Property, Plant and Equipment
Disposals			$ (38)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3